Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Financial Instruments [Abstract]
Schedule of carrying values and the fair value of assets and liabilities
		As of December 31,	As of December 31,
		2022	2021
Financial assets at amortized cost
Cash	Level 1	30,887	125,595
Trade receivables	Level 2	701	1,038
Insurance refund and other receivables	Level 2	108	697
Total carrying amount and fair value		31,696	127,330

Financial liabilities at amortized cost
Trade payables and accrued liabilities	Level 2	20,541	14,480
Long-term debt	Level 2	47,147	11,167
Credit Facility	Level 2	—	60,002
Total carrying amount and fair value		67,688	85,649

Net carrying amount and fair value		(35,992)	41,681

Schedule of foreign currency risk
	As a of December 31,		As a of December 31,
	2022		2021
	CAD	ARS	CAD	ARS
Cash	4,994	1,297	3,475	952
Other assets	—	—	675	23
Trade receivables	609	—	1,038	—
Trade payables and accrued liabilities	(6,228)	(4,849)	(4,964)	(718)
Long-term debt	(126)	—	(126)	—
	(751)	(3,552)	98	257

Schedule of contractual maturities of financial liabilities and lease liabilities (non-financial liabilities)
	2023	2024	2025	2026	2027 and thereafter	Total
Trade payables and accrued liabilities	20,541	—	—	—	—	20,541
Long-term debt	45,747	4,085	—	—	—	49,832
Lease liabilities	4,333	3,587	2,493	2,408	8,869	21,690
	70,621	7,672	2,493	2,408	8,869	92,063